For derivative transactions that qualify as hedge accounting, the debt, which is the hedged item, is also adjusted to fair value. (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Notional value
Fair value	6	R$ 10
Fair value	(6)	(10)
Cash Flow Hedges Assets [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair value	1	11
Fair value	(1)	(11)
Cash Flow Hedges Liabilities [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair value	(7)	(21)
Fair value	7	21
Fair value hedges [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Notional value	469	301
Long Position Buy [Member]
IfrsStatementLineItems [Line Items]
Notional value	469	301
Fair value	459	284
Fair value	(459)	(284)
Long Position Buy [Member] | Prefixed Rate [Member]
IfrsStatementLineItems [Line Items]
Notional value	22	21
Fair value	11	13
Fair value	(11)	(13)
Long Position Buy [Member] | U S Dollar And Fixed [Member]
IfrsStatementLineItems [Line Items]
Notional value	447	280
Fair value	448	271
Fair value	(448)	(271)
Short Position Sell [Member]
IfrsStatementLineItems [Line Items]
Notional value	(469)	(301)
Fair value	(465)	(294)
Fair value	R$ 465	R$ 294